UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F-HR

FORM 13F-HR COVER PAGE

Report for the Quarter Ended: December 31, 1999

Check here is Amendment []; Amendment Number:
  This Amendment (Check only one.):    [] is a restatement
						   [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this report:

Name:     Woodford Capital Management, LLC
Address:  One First Street, Suite 15
          Los Altos, CA 94022

File 13F File Number:  028-05567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peggy Woodford Forbes
Title:  Chairman
Phone:  (650) 949-3430

Signature, Place, and Date of Signing:

     Peggy Woodford Forbes    Los Altos, CA    May 8, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F-HR SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 76

Form 13F-HR Information Table Value Total: 492128

List of Other Included Managers:

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AT&T - Liberty Media Group A   COM              001957208     7183 121100.00SH
SOLE                 45100.00          76000.00
AT&T Corp                      COM              001957109    10981 195000.00SH
SOLE                 72100.00         122900.00
Agilent Technologies           COM              00846U101     3479 33450.00 SH
SOLE                 12350.00          21100.00
Alcoa                          COM              013817101     2564 36500.00 SH
SOLE                 13500.00          23000.00
America Online Inc             COM              02364J104     4471 66300.00 SH
SOLE                 24500.00          41800.00
American Express Co            COM              025816109     4006 26900.00 SH
SOLE                 11100.00          15800.00
American Intl Group            COM              026874107     4834 44150.00 SH
SOLE                 16700.00          27450.00
Amgen Inc                      COM              031162100     5665 92300.00 SH
SOLE                 35200.00          57100.00
Analog Devices                 COM              032654105      209  2600.00 SH
SOLE                  2600.00
Apple Computer Inc             COM              037833100      326  2400.00 SH
SOLE                  2000.00            400.00
Applied Materials Inc          COM              038222105     6946 73700.00 SH
SOLE                 27500.00          46200.00
Biogen Inc.                    COM              090597105     7050 100900.00SH
SOLE                 39200.00          61700.00
Bristol-Myers Squibb           COM              110122108     1404 24200.00 SH
SOLE                                   24200.00
CMGI Inc.                      COM              125750109     4986 44000.00 SH
SOLE                 16200.00          27800.00
Cabletron Sys Inc              COM              126920107      220  7500.00 SH
SOLE                  6500.00           1000.00
Chiron Corp                    COM              170040109      249  5000.00 SH
SOLE                  5000.00
Cisco Systems                  COM              17275R102    29124 376700.00SH
SOLE                146000.00         230700.00
Citigroup                      COM              172967101    11622 194100.00SH
SOLE                 73650.00         120450.00
Comdisco Inc                   COM              200336105     5900 133700.00SH
SOLE                 51800.00          81900.00
Conexant Systems               COM              207142100     4970 70000.00 SH
SOLE                 27300.00          42700.00
Corning Inc                    COM              219350105    10806 55700.00 SH
SOLE                 20800.00          34900.00
Dell Computer Corp.            COM              247025109     6176 114500.00SH
SOLE                 41100.00          73400.00
Disney Walt Co Del             COM              254687106     8663 210000.00SH
SOLE                 78500.00         131500.00
Du Pont E I De Nemours         COM              263534109     2039 38518.00 SH
SOLE                 14400.00          24118.00
EMC Corp                       COM              268648102    17901 142075.00SH
SOLE                 53100.00          88975.00
GTE Corp.                      COM              362320103     2968 41800.00 SH
SOLE                 15300.00          26500.00
Gateway Inc                    COM              367626108     4095 77200.00 SH
SOLE                 28100.00          49100.00
Genentech Inc.                 COM              368710406     4286 28200.00 SH
SOLE                 10000.00          18200.00
General Electric Corp.         COM              369604103    15609 100300.00SH
SOLE                 37300.00          63000.00
Goldman Sachs Group            COM              38141G104     7525 71500.00 SH
SOLE                 27400.00          44100.00
Hewlett-Packard                COM              428236103     4770 35900.00 SH
SOLE                 13500.00          22400.00
Home Depot Inc                 COM              437076102     9588 148650.00SH
SOLE                 57900.00          90750.00
Infinity Broadcasting          COM              45662S102     6226 192300.00SH
SOLE                 71000.00         121300.00
Int'l Business Machine         COM              459200101    10408 88200.00 SH
SOLE                 33100.00          55100.00
Intel Corp.                    COM              458140100    24897 188700.00SH
SOLE                 70200.00         118500.00
Internet Capital Group         COM              46059C106     2560 28350.00 SH
SOLE                 10750.00          17600.00
JDS Uniphase                   COM              46612J101     7825 64900.00 SH
SOLE                 24300.00          40600.00
Jabil Circuit                  COM              466313103      216  5000.00 SH
SOLE                  5000.00
Johnson & Johnson              COM              478160104     5367 76400.00 SH
SOLE                 31900.00          44500.00
LSI Logic                      COM              502161102      211  2900.00 SH
SOLE                  2900.00
Laboratory Corp of America Hol COM              50540R102      147 34500.00 SH
SOLE                 26400.00           8100.00
Lucent Technologies Inc        COM              549463107     3228 52700.00 SH
SOLE                 18200.00          34500.00
MCI WorldCom Inc               COM              55268B106     5134 113300.00SH
SOLE                 42800.00          70500.00
Mediaone Group                 COM              58440J104     2754 34000.00 SH
SOLE                 12500.00          21500.00
Medimmune                      COM              584699102     5642 32400.00 SH
SOLE                 12300.00          20100.00
Medtronic Inc                  COM              585055106     2839 55200.00 SH
SOLE                 21600.00          33600.00
Merck & Co Inc                 COM              589331107     2199 35400.00 SH
SOLE                 13300.00          22100.00
Merrill Lynch & Co             COM              590188108     4400 41900.00 SH
SOLE                 16600.00          25300.00
Microsoft Corp                 COM              594918104    17202 161900.00SH
SOLE                 60500.00         101400.00
Morgan Stanley Dean Witter Dis COM              617446448     5076 61250.00 SH
SOLE                 22950.00          38300.00
Motorola Inc                   COM              620076109     3431 23500.00 SH
SOLE                  8800.00          14700.00
Network Appliance, Inc         COM              64120L104     2996 36200.00 SH
SOLE                 15300.00          20900.00
Nextel Communications          COM              65332V103     5871 39600.00 SH
SOLE                 14500.00          25100.00
Omnicom Group                  COM              681919106     2762 29500.00 SH
SOLE                 10800.00          18700.00
Oracle Corporation             COM              68389X105    23950 306800.00SH
SOLE                115700.00         191100.00
PE Corp. - PE Biosystems Grp.  COM              69332S102     5809 60200.00 SH
SOLE                 23400.00          36800.00
Peregrine Systems              COM              71366Q101      228  3400.00 SH
SOLE                  3400.00
Qualcomm Inc                   COM              747525103    16350 109500.00SH
SOLE                 40900.00          68600.00
Schlumberger Ltd               COM              806857108     2241 29300.00 SH
SOLE                 10800.00          18500.00
Scientific-Atlanta             COM              808655104      266  4200.00 SH
SOLE                  4200.00
Seagate Technology             COM              811804103     5385 87200.00 SH
SOLE                 31800.00          55400.00
Siebel Systems                 COM              826170102     4742 39700.00 SH
SOLE                 16100.00          23600.00
Solectron Corp                 COM              834182107     4446 110800.00SH
SOLE                 41600.00          69200.00
Sprint PCS Group               COM              852061506     9360 142900.00SH
SOLE                 51500.00          91400.00
Starbucks Corp                 COM              855244109      242  5400.00 SH
SOLE                  5400.00
Sun Microsystems               COM              866810104    23529 251104.00SH
SOLE                 93800.00         157304.00
Sysco Corp                     COM              871829107     3193 88400.00 SH
SOLE                 33900.00          54500.00
Texas Instruments              COM              882508104    20368 127300.00SH
SOLE                 47300.00          80000.00
Tiffany & Company              COM              886547108     3847 46000.00 SH
SOLE                 18200.00          27800.00
Time Warner Inc                COM              887315109     7570 75700.00 SH
SOLE                 27700.00          48000.00
Transocean Sedco Forex Inc.    COM              G90078109     2891 56336.00 SH
SOLE                 21800.00          34536.00
Tyco International Ltd         COM              902124106    12456 248500.00SH
SOLE                 93200.00         155300.00
Viacom Inc Class B             COM              925524308     3993 75700.00 SH
SOLE                 28300.00          47400.00
Wal-Mart Stores Inc            COM              931142103     5531 97900.00 SH
SOLE                 36500.00          61400.00
Waters Corporation             COM              941848103      219  2300.00 SH
SOLE                  2300.00
Wells Fargo & Co Del           COM              949746101     3509 86100.00 SH
SOLE                 32400.00          53700.00